Related party transactions and balances (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Due from related party	$ 183,929	$ 5,522
Desfran Consulting DMCC [Member]
Related Party Transaction [Line Items]
Due from related party	$ 29,733